Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Small Cap Value Fund I - Class A | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund I - Class A | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class A | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class A | UGI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class A | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class A | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class A | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class A | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class A | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class A | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Small Cap Value Fund I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Value Fund I - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Small Cap Value Fund I - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Small Cap Value Fund I - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Small Cap Value Fund I - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Small Cap Value Fund I - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Small Cap Value Fund I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Small Cap Value Fund I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund I - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Value Fund I - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Columbia Small Cap Value Fund I - Class C | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund I - Class C | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class C | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class C | UGI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class C | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class C | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class C | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class C | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class C | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class C | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Small Cap Value Fund I - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Value Fund I - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Small Cap Value Fund I - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Small Cap Value Fund I - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Small Cap Value Fund I - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Small Cap Value Fund I - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Small Cap Value Fund I - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Small Cap Value Fund I - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund I - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Value Fund I - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Columbia Small Cap Value Fund I - Institutional Class | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund I - Institutional Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Institutional Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Institutional Class | UGI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional Class | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional Class | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional Class | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional Class | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional Class | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Small Cap Value Fund I - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Value Fund I - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Small Cap Value Fund I - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Small Cap Value Fund I - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Small Cap Value Fund I - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Small Cap Value Fund I - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Small Cap Value Fund I - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Small Cap Value Fund I - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund I - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Value Fund I - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Columbia Small Cap Value Fund I - Institutional 2 Class | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund I - Institutional 2 Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Institutional 2 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Institutional 2 Class | UGI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 2 Class | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 2 Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 2 Class | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 2 Class | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional 2 Class | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional 2 Class | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Small Cap Value Fund I - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Value Fund I - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Small Cap Value Fund I - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Small Cap Value Fund I - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Small Cap Value Fund I - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Small Cap Value Fund I - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Small Cap Value Fund I - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Small Cap Value Fund I - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund I - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Value Fund I - Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Columbia Small Cap Value Fund I - Institutional 3 Class | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund I - Institutional 3 Class | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Institutional 3 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Institutional 3 Class | UGI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 3 Class | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 3 Class | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 3 Class | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Institutional 3 Class | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional 3 Class | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Institutional 3 Class | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Small Cap Value Fund I - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Value Fund I - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Small Cap Value Fund I - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Small Cap Value Fund I - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Small Cap Value Fund I - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Small Cap Value Fund I - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Small Cap Value Fund I - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Small Cap Value Fund I - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund I - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Value Fund I - Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Columbia Small Cap Value Fund I - Class R | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund I - Class R | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class R | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class R | UGI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class R | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class R | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class R | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class R | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class R | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class R | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Small Cap Value Fund I - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Value Fund I - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Small Cap Value Fund I - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Small Cap Value Fund I - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Small Cap Value Fund I - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Small Cap Value Fund I - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Small Cap Value Fund I - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Small Cap Value Fund I - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund I - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Value Fund I - Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Columbia Small Cap Value Fund I - Class S | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Small Cap Value Fund I - Class S | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class S | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Small Cap Value Fund I - Class S | UGI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class S | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class S | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class S | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Small Cap Value Fund I - Class S | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class S | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Value Fund I - Class S | MP Materials Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Small Cap Value Fund I - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Columbia Small Cap Value Fund I - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Small Cap Value Fund I - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Small Cap Value Fund I - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Small Cap Value Fund I - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Small Cap Value Fund I - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Small Cap Value Fund I - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Small Cap Value Fund I - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Small Cap Value Fund I - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Small Cap Value Fund I - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund I - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Value Fund I - Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%